Condensed Consolidated Interim Statements of Comprehensive Loss - USD ($)		3 Months Ended			9 Months Ended			12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023		Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Income Statement [Abstract]
Revenues from sales of products		$ 9,104			$ 69,481	$ 157,618		$ 263,445		$ 394,004
Cost of sales		(76,761)			(110,523)	(70,229)		(55,178)		(158,313)
Gross profit		(67,657)			(41,042)	87,389		208,267		235,691
Research and development expenses		(122,410)	(1,693,205)		(249,966)	(1,828,970)		(1,938,234)		(770,826)
Selling and marketing expenses		(64,815)	(60,462)		(179,094)	(217,907)		(271,966)		(567,598)
General and administrative expenses		(1,294,913)	(1,103,257)		(2,844,967)	(3,481,408)		(5,575,843)		(4,716,909)
Operating loss		(1,549,795)	(2,856,924)		(3,315,069)	(5,440,896)		(7,577,776)		(5,819,642)
Financing income (expenses), net		(41,215)	10,579		(117,335)	43,666		46,511		39,801
Other income, net (Note 5(1))		247,808			353,033	12,294		984,940
Changes in fair value of an investment in an associate measured under the fair value option (Notes 3)		(970,505)	(189,683)		(856,836)	(87,576)		(713,593)
Net loss		(2,313,707)	(3,036,028)		(3,936,207)	(5,472,512)		(7,259,918)	[1]	(5,779,841)	[1]
Less: net loss attributable to non-controlling interests		50,497	670,432		115,985	683,733		737,510		40,241
Net loss attributable to the Company’s stockholders’ equity		$ (2,263,210)	$ (2,365,596)		$ (3,820,222)	$ (4,788,779)		$ (6,522,408)		$ (5,739,600)
Loss per share basic	[2]							$ (5.43)		$ (10.85)
Loss per share diluted		$ (0.39)	$ (1.78)		$ (0.94)	$ (4.69)		$ (5.43)	[2]	$ (10.85)	[2]
Basic weighted average number of shares of common stock outstanding								1,200,608	[2]	528,776
Diluted weighted average number of shares of common stock outstanding		5,820,287	1,331,070	[3]	4,069,690	1,020,339	[3]	1,200,608	[2]	528,776	[2]

[1]	Adjusted to reflect
[2]	Adjusted to reflect one (1) for seven (7) reverse stock split in October 2023 (see note 1B).
[3]	Adjusted to reflect